35. INSURANCE (Details) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Companhia Energetica De Minas Gerais [Member] | Facilities In Buildings [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire
Coverage period	Jan. 8, 2020 to Jan. 8, 2021
Amount insured	R$ 8,661	[1]
Annual premium	R$ 2	[1]
Cemig Geracao E Transmissao [Member] | Air Transport Aircraft [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fuselage
Coverage period	April 29, 2019 to 29-Apr-20
Amount insured	R$ 4,385	[1]
Annual premium	R$ 49	[1]
Cemig Geracao E Transmissao [Member] | Air Transport Aircraft [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party
Coverage period	April 29, 2019 to 29-Apr-20
Amount insured	R$ 14,000	[1]
Cemig Geracao E Transmissao [Member] | Warehouse Stores [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire
Coverage period	Nov. 2, 2019 to Nov. 2, 2020
Amount insured	R$ 20,771	[1]
Annual premium	R$ 20	[1]
Cemig Geracao E Transmissao [Member] | Buildings [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire
Coverage period	Jan. 8, 2020 to Jan. 8, 2021
Amount insured	R$ 275,773	[1]
Annual premium	R$ 75	[1]
Cemig Geracao E Transmissao [Member] | Telecoms Equipment [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	[2]
Coverage period	Jan. 8, 2019 to Jan. 8, 2020	[2]
Amount insured	R$ 2,650	[1],[2]
Annual premium	R$ 2	[1],[2]
Cemig Geracao E Transmissao [Member] | Operational Risk [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Total	[3]
Coverage period	Dec. 7, 2019 to Dec. 7, 2020	[3]
Amount insured	R$ 959,243	[1],[3]
Annual premium	R$ 1,262	[1],[3]
GASMIG [Member] | Gas Distribution Network Third Party [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party
Coverage period	Dec. 15, 2019 to Dec. 15, 2020
Amount insured	R$ 60,000	[1]
Annual premium	R$ 398	[1]
GASMIG [Member] | Own Vehicle Fleet (Operation) [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Damage to third parties only
Coverage period	Jul. 7, 2019 to Jul. 7, 2020
Amount insured	R$ 500	[1]
Annual premium	R$ 3	[1]
GASMIG [Member] | Own Vehicle Fleet Directors [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Full cover
Coverage period	Oct. 25, 2019 to Oct. 25, 2020
Amount insured	R$ 100	[1]
Annual premium	R$ 2	[1]
GASMIG [Member] | Facilities Multirisk [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Robbery, theft and fire
Coverage period	Jan. 1, 2020 to Jan. 1, 2021
Amount insured	R$ 41,374	[1]
Annual premium	R$ 448	[1]
Cemig Distribuicao [Member] | Warehouse Stores [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire
Coverage period	Nov. 2, 2019 to Nov. 2, 2020
Amount insured	R$ 120,007	[1]
Annual premium	R$ 117	[1]
Cemig Distribuicao [Member] | Buildings [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire
Coverage period	Jan. 8, 2019 to Jan. 8, 2020
Amount insured	R$ 744,134	[1]
Annual premium	R$ 201	[1]
Cemig Distribuicao [Member] | Telecoms Equipment [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fire	[2]
Amount insured	R$ 31,083	[2]
Annual premium	R$ 28	[2]
Cemig Distribuicao [Member] | Operational Risk [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Total	[3]
Coverage period	Dec. 7, 2019 to Dec. 7, 2020	[3]
Amount insured	R$ 528,071	[3]
Annual premium	R$ 695	[3]
Cemig Distribuicao [Member] | Air Transport Aircraft Guimbal Equipment [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Fuselage
Coverage period	April 29, 2019 to 29-Apr-20
Amount insured	R$ 3,370	[1]
Annual premium	R$ 34	[1]
Cemig Distribuicao [Member] | Air Transport Aircraft Guimbal Equipment [Member]
Disclosure of types of insurance contracts [line items]
Coverage	Third party
Coverage period	April 29, 2019 to 29-Apr-20
Amount insured	R$ 14,000	[1]

[1]	Amounts expressed in R$ '000 or US$'000.
[2]	Contracting of a new policy is in progress.
[3]	Maximum indemnity limit: R$ 231.